Earnings per Share - Summary of Basic and Diluted Earnings per Share (Detail) shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) shares		Dec. 31, 2019 MXN ($) shares		Dec. 31, 2018 MXN ($) shares	Dec. 31, 2017 MXN ($) shares
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Consolidated Net Income (loss)	$ 670	[1]	$ 12,630	[2]	$ 15,070	$ (11,654)
Consolidated net income (loss) attributable to equity holders of the parent- continuing operations	642	[1]	12,101	[2]	10,936	(16,058)
Consolidated net income (loss) attributable to equity holders of the parent- discontinued operation	$ 0	[1]	0	[2]	2,975	3,256
Series A shares [member]
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Consolidated Net Income (loss)			5,965		7,116	(6,073)
Consolidated net income (loss) attributable to equity holders of the parent- continuing operations			$ 5,714		5,164
Consolidated net loss attributable to equity holders of the parent- continuing operations						(7,618)
Consolidated net income (loss) attributable to equity holders of the parent- discontinued operation					$ 1,405	$ 1,545
Weighted average number of shares for basic earnings per share (millions of shares) | shares	7,937		7,937		7,937	7,937
Series D share [member]
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Consolidated Net Income (loss)			$ 3,508		$ 4,186	$ (3,572)
Consolidated net income (loss) attributable to equity holders of the parent- continuing operations			$ 3,361		3,038
Consolidated net loss attributable to equity holders of the parent- continuing operations						(4,480)
Consolidated net income (loss) attributable to equity holders of the parent- discontinued operation					$ 826	$ 908
Weighted average number of shares for basic earnings per share (millions of shares) | shares	4,668		4,668		4,668	4,668
Series B Shares [member]
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Consolidated Net Income (loss)			$ 1,184		$ 1,413	$ (1,184)
Consolidated net income (loss) attributable to equity holders of the parent- continuing operations			$ 1,135		1,025
Consolidated net loss attributable to equity holders of the parent- continuing operations						(1,485)
Consolidated net income (loss) attributable to equity holders of the parent- discontinued operation					$ 279	$ 301
Weighted average number of shares for basic earnings per share (millions of shares) | shares	1,576		1,576		1,576	1,547
Series L share [member]
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Consolidated Net Income (loss)			$ 1,973		$ 2,355	$ (1,973)
Consolidated net income (loss) attributable to equity holders of the parent- continuing operations			$ 1,891		1,709
Consolidated net loss attributable to equity holders of the parent- continuing operations						(2,475)
Consolidated net income (loss) attributable to equity holders of the parent- discontinued operation					$ 465	$ 502
Weighted average number of shares for basic earnings per share (millions of shares) | shares	2,626		2,626		2,626	2,579

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1